UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23352

FlowStone Opportunity Fund

(Exact name of registrant as specified in charter)

55 Nod Road, Ste 120

Avon, CT 06001

(Address of principal executive offices) (Zip code)

Scott Conners

FlowStone Partners, LLC

55 Nod Road, Ste 120

Avon, CT 06001

(Name and address of agent for service)

registrant's telephone number, including area code: (312) 429-2419

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

(a)

FlowStone Opportunity Fund

Semi-Annual Report

For the Six-Months Ended September 30, 2021

(Unaudited)

FlowStone Opportunity Fund

Table of Contents

Investor Letter	2
Schedule of Investments	3-6
Statement of Assets, Liabilities and Shareholders’ Capital	7
Statement of Operations	8
Statements of Changes in Shareholders’ Capital	9
Statement of Cash Flows	10
Financial Highlights	11
Notes to the Financial Statements	12-19
Other Information	20
Privacy Notice	21-22

FlowStone Opportunity Fund

Investor Letter
September 30, 2021 (Unaudited)

To All FlowStone Opportunity Fund investors:

We are very pleased to present you with the Semi-annual Report for the FlowStone Opportunity Fund, dated September 30, 2021. The Fund accepted $77.0 million in new subscriptions from April 1, 2021 through September 30, 2021. The Fund’s Net Asset Value is $247.8 million, as of September 30, 2021. During the six-month period ended September 30, 2021, the Fund’s total return was 19.2%. The Fund’s total return for the one year ended September 30, 2021 is 51.0%. Since its August 30, 2019 inception, the Fund generated a 74.5% total return and an annualized total return of 35.7% for its investors. Additionally, we are satisfied with the diversification, low correlation, and long-term valuation creation characteristics of the Fund’s private equity portfolio relative to the public equity markets.

Through Q3 2021, the Fund has completed twenty-one private equity transactions, the details of which can be found in the Quarterly Snapshot section of the Adviser’s website (www.flowstonepartners.com). The Adviser is pleased with quality, pricing, and pace of the Fund’s investment activity. We have seen an increase in transaction volume over the past year, industry-wide. We believe that continued growth in primary commitments to private equity funds and the trend towards active private equity portfolio management supports the case for increased transaction volume as we enter 2022. As of September 30, 2021, the Fund has approximately $62 million of uninvested capital available to make secondary purchases and primary commitments in the private equity market. The Adviser’s experience investing through multiple macro environments over the past 28 years suggests that the increase in deal volume combined with a robust exit environment for quality private companies may create an attractive buying opportunity for the Fund.

Please don’t hesitate to contact us with any questions or concerns.

Sincerely,

Scott P. Conners, CFA
President
FlowStone Opportunity Fund

Past performance is not indicative of future results. Investment in this Fund may result in the loss of all principal amounts invested. Shares are not listed on any securities exchange and it is not anticipated that a secondary market for Shares will develop. Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Agreement and Declaration of Trust. Although the Fund may offer to repurchase Shares from time to time, Shares will not be redeemable at a Shareholder’s option nor will they be exchangeable for Shares or shares of any other fund. As a result, an investor may not be able to sell or otherwise liquidate his or her Shares. Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment and for whom an investment in the Fund does not constitute a complete investment program. The amount of distributions that the Fund may pay, if any, is uncertain. The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as offering proceeds, borrowings, and amounts from the Fund’s affiliates that are subject to repayment by investors.

This is not an offer to sell Shares and is not soliciting an offer to buy Shares in any state or jurisdiction where such offer or sale is not permitted. You are advised to read the Prospectus carefully prior to investment.

Investments in the Fund may be made only by “Eligible Investors” defined as a “qualified client” within the meaning of Rule 205-3 under the Advisers Act and an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “Securities Act”).

This material represents the manager’s assessment of the Fund and market environment as of September 30, 2021 and should not be relied upon by the reader as research, tax or investment advice, is subject to change at any time based upon economic, market, or other conditions and the Adviser undertakes no obligation to update the views expressed herein. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Fund’s trading intent.

The Fund’s principal underwriter is Foreside Financial Services, LLC.

FlowStone Opportunity Fund

Schedule of Investments
September 30, 2021 (Unaudited)

Investment Funds*	Geographic Region**	Investment Strategy	Cost	Fair Value	% of Shareholders’ Capital	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)(b)	Guernsey	Leveraged Buyout	$862,654	$971,729	0.39%	3/3/2020
Fin VC Flagship II, LP(a)(b)	North America	Venture	706,531	655,696	0.26%	5/6/2021
Liquid Stock I, L.P.(a)(b)	North America	Private Equity Fund	3,817,131	5,258,732	2.12%	8/30/2019
Madison Dearborn Capital Partners VIII-A, L.P.(b)	North America	Leveraged Buyout	1,171,407	1,684,599	0.68%	6/21/2021
New Mountain Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	396,838	383,000	0.15%	4/8/2020
Total Primary Investments (Cost $6,954,561) (3.60%)***				8,953,756

Secondary Investments
AIC Credit Opportunities Partners Fund II, L.P.(b)	North America	Private Credit	6,772,626	7,031,678	2.83%	10/31/2019
Ampersand CF Limited Partnership - Class A (a)(b)	North America	Leveraged Buyout	2,159,234	2,252,405	0.90%	10/29/2020
Ampersand CF Limited Partnership - Class B (a)(b)	North America	Leveraged Buyout	3,869,160	4,015,916	1.62%	10/29/2020
Ampersand 2006, L.P.(a)(b)(c)	North America	Venture	-	62,766	0.03%	12/31/2019
Audax Mezzanine Fund III, L.P.(b)(c)	North America	Private Credit	922,501	1,159,879	0.47%	6/30/2021
BC European Capital IX, L.P.(a)(b)	Guernsey	Leveraged Buyout	9,651,234	15,598,342	6.29%	12/31/2020
BC Partners Galileo (2) L.P.(a)(b)	Guernsey	Leveraged Buyout	2,155,307	2,092,712	0.84%	6/10/2021
Caltius Partners IV, L.P.(a)(b)	North America	Private Credit	4,748,031	5,294,650	2.14%	6/30/2021
Canaan VII, L.P.(a)(b)	North America	Venture	432,808	886,281	0.36%	12/31/2019
Castle Harlan Partners V & AIV(a)(b)	North America	Leveraged Buyout	716,839	955,017	0.39%	9/30/2021
Catterton Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	750,710	1,545,278	0.62%	12/31/2019
Cerberus Institutional Partners VI, L.P.(a)(b)(d)	North America	Leveraged Buyout	1,533,981	1,620,233	0.65%	7/30/2021
CRG Partners III (Holdings I) L.P.(a)(b)	North America	Private Credit	618,249	741,409	0.30%	1/1/2020
Crosslink Ventures V, L.P.(a)(b)(d)	North America	Venture	468,540	541,189	0.22%	1/1/2020
Dace Ventures I, L.P.(a)(b)	North America	Venture	291,049	340,089	0.14%	12/31/2019
DFJ Growth 2006 Continuation, L.P. (a)(b)(d)	North America	Leveraged Buyout	1,497,477	3,799,285	1.53%	12/31/2019
EagleTree Partners IV, LP(a)(b)	North America	Leveraged Buyout	1,288,948	1,537,829	0.62%	6/30/2021
Emerald Partners V, L.P.(a)(b)	North America	Leveraged Buyout	733	12,070	0.00%	12/31/2019
EnerTech Capital Partners III, L.P.(a)(b)	North America	Venture	287,373	246,753	0.10%	12/31/2019
Falcon Strategic Partners III, L.P. (b)	North America	Private Credit	2,029,119	2,686,711	1.08%	6/30/2021
Fin Venture Capital I, L.P. (a)(b)	North America	Venture	3,481,341	11,882,264	4.80%	6/30/2020
Francisco Partners III (Cayman), L.P.(a)(b)	North America	Leveraged Buyout	—	686,096	0.28%	12/31/2020

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Schedule of Investments
September 30, 2021 (Unaudited) (Continued)

Investment Funds*	Geographic Region**	Investment Strategy	Cost	Fair Value	% of Shareholders’ Capital	Original Acquisition Date
Secondary Investments (continued)
Francisco Partners III (Domestic AIV), L.P.(a)(b)	North America	Leveraged Buyout	$—	$250,710	0.10%	12/31/2020
Francisco Partners III, L.P.(a)(b)	North America	Leveraged Buyout	—	963,709	0.39%	12/31/2020
GCG Investors II-A, L.P.(a)(b)	North America	Private Credit	43,283	43,216	0.02%	6/30/2021
ICG Ludgate Hill IB SCSp(a)(b)	Luxembourg	Leveraged Buyout	16,121,249	26,019,478	10.50%	6/22/2021
Icon Partners IV, L.P.(a)(b)	North America	Leveraged Buyout	8,339,101	8,450,472	3.41%	5/21/2021
Institutional Venture Partners XII, L.P.(a)(b)(d)	North America	Venture	342,941	98,760	0.04%	12/31/2019
Intermediate Capital Asia Pacific Fund 2008, L.P.(a)(b)(d)	Jersey	Private Credit	123,862	633,543	0.26%	6/30/2021
JK&B Capital V, L.P.(a)(b)(c)(d)	North America	Venture	148,521	196,479	0.08%	12/31/2019
Lincolnshire Equity Fund IV-A, L.P.(a)(b)	North America	Leveraged Buyout	1,590,331	3,287,948	1.33%	12/31/2020
Littlejohn Fund IV, LP(a)(b)	North America	Leveraged Buyout	270,112	417,635	0.17%	9/30/2021
MDV IX, L.P.(a)(b)	North America	Venture	799,539	2,171,732	0.88%	12/31/2020
Morgenthaler Venture Partners IX, LP(a)(b)	North America	Venture	735,085	16,402,704	6.62%	12/31/2020
Northstar Mezzanine Partners V, L.P.(b)	North America	Private Credit	2,876,376	2,091,432	0.84%	6/30/2021
NYLCAP Mezzanine Offshore Partners III, L.P.(b)	North America	Private Credit	942,693	1,217,110	0.49%	6/30/2021
OCM Principal Opportunities Fund IV, L.P.(a)(b)	North America	Private Credit	(2,649)	10,963	0.00%	7/30/2021
Park Square Capital Partners II, L.P.(a)(b)	Guernsey	Private Credit	1,843,296	2,424,314	0.98%	6/30/2021
Parthenon Investors III, L.P.(b)	North America	Leveraged Buyout	449,508	3,606,572	1.46%	12/31/2019
Point 406 Ventures I, L.P.(a)(b)	North America	Venture	1,865,426	3,759,151	1.52%	12/31/2019
Pro SPV, LP(a)(b)	North America	Leveraged Buyout	7,500,000	7,421,692	3.00%	8/27/2021
Quad-C Partners VIII, LP(a)(b)	North America	Leveraged Buyout	793,724	1,289,132	0.52%	9/30/2021
Redpoint Ventures IV, L.P.(b)	North America	Venture	3,042,484	3,017,066	1.22%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	Venture	918,894	1,063,307	0.43%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(b)(d)	North America	Leveraged Buyout	1,476,924	2,105,834	0.85%	12/31/2020
Riverstone Global Energy and Power Fund VI, LP(b)	North America	Leveraged Buyout	440,275	752,965	0.30%	6/30/2021
Savant Growth Fund I, LP(a)(b)	North America	Leveraged Buyout	1,460,023	1,846,785	0.75%	12/8/2020
StepStone Real Estate Partners III, L.P.(b)(d)	North America	Fund of Funds	175,892	260,415	0.11%	6/30/2021
Summit Partners Growth Equity Fund IX-A, L.P.(a)(b)	North America	Leveraged Buyout	2,970,230	4,082,088	1.65%	6/30/2021
Summit Partners Subordinated Debt IV-B, L.P.(a)(b)	North America	Private Credit	828,415	936,700	0.38%	6/30/2021
TA Subordinated Debt Fund III, L.P.(b)	North America	Private Credit	977,851	1,462,553	0.59%	7/30/2021
TCW/Crescent Mezzanine Partners VB, L.P.(a)(b)	North America	Private Credit	26,042	300,577	0.12%	6/30/2021
The Peninsula Fund V, L.P.(b)	North America	Private Credit	11,160,272	14,045,844	5.67%	7/1/2021

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Schedule of Investments
September 30, 2021 (Unaudited) (Continued)

Investment Funds*	Geographic Region**	Investment Strategy	Cost	Fair Value	% of Shareholders’ Capital	Original Acquisition Date
Secondary Investments (continued)
Tudor Ventures III, L.P.(a)(b)	North America	Venture	$83,402	$178,271	0.07%	12/31/2019
TZP Capital Partners I (PIV), LP(a)(b)	North America	Leveraged Buyout	74,140	112,045	0.05%	4/7/2021
TZP Capital Partners II-A (Blocker), LP(b)	North America	Leveraged Buyout	603,723	967,805	0.39%	4/7/2021
TZP Small Cap Partners I-A (Blocker), LP(a)(b)	North America	Leveraged Buyout	279,171	350,751	0.14%	4/7/2021
Versant Venture Capital IV, L.P.(a)(b)	North America	Venture	6,550,611	1,902,770	0.77%	12/31/2020
Total Secondary Investments (Cost $119,526,007) (72.31%)***				179,131,380
Total Investment Funds (Cost $126,480,568) (75.91%)**				$188,085,136

Short-Term Investment (24.96%)***	Shares	Fair Value
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (e)	61,860,863	$61,860,863
Total Money Market Fund (Cost $61,860,863) (24.96%)***		$61,860,863

Total Investments (Cost $188,341,431) (100.87%)***		$249,945,999
Liabilities less other assets (-0.87%)***		(2,151,389)
Shareholders’ Capital - 100.00%***		$247,794,610

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*

Restricted investments as to resale. Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.

**	The geographic region disclosed is based on where each Investment Fund is domiciled.

***	As a percentage of total shareholders’ capital.

(a)	Non-income producing.

(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X.

(c)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(d)	Fair valued by the Fair Value Committee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment.

(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Schedule of Investments
September 30, 2021 (Unaudited) (Continued)

Investment Strategy as a Percentage of Total Shareholders’ Capital (Unaudited)

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Assets, Liabilities and Shareholders’ Capital
September 30, 2021 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $126,480,568)	$188,085,136
Investments in Short-Term Investments, at fair value (cost $61,860,863)	61,860,863
Cash	68,657
Investments in Investment Funds paid in advance	514,222
Dividends receivable	550
Total Assets	250,529,428

Liabilities
Incentive fee payable	1,363,596
Investment Advisory fee payable	793,478
Professional fees payable	113,683
Administration & Accounting fees payable	65,967
Transfer Agent fees payable	34,904
Chief Compliance Officer & Chief Financial Officer fees payable	26,938
Trustees fees payable	64,720
Other accrued expenses	271,532
Total Liabilities	2,734,818

Shareholders’ Capital
Paid-in Capital	$212,538,430
Total distributable earnings	35,256,180

Total Shareholders’ Capital	$247,794,610

Shares Outstanding	14,197,746

Net asset value per Share:	$17.45

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Operations
For the Six-Months Ended September 30, 2021 (Unaudited)

Income
Dividend income	$4,128
Income from underlying Investment Funds	2,947,662
Total Income	2,951,790

Expenses
Incentive Fee (See Note 7)	3,917,353
Investment Advisory fee (See Note 7)	1,415,963
Professional fees	255,508
Administration & Accounting fees	121,505
Chief Compliance Officer & Chief Financial Officer fees	70,000
Trustees’ fees	50,000
Transfer Agent fees	27,073
Other expenses	104,927
Total Expenses	5,962,329

Waiver Recoupment (See Note 7):
Expense waiver recoupment	156,137
Total Waiver Recoupment	156,137

Net Investment Income (Loss)	(3,166,676)

Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments in Investment Funds and Foreign Currency Translation
Realized gain from Investment Funds and foreign currency translation	7,276,566
Net change in unrealized appreciation/depreciation from investments and foreign currency translation	31,146,290
Total Net Realized Gain and Change in Unrealized Appreciation/Depreciation in Investment Funds and Foreign Currency Translation	38,422,856

Net increase in Shareholders’ Capital from operations	$35,256,180

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statements of Changes in Shareholders’ Capital

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Operations
Net investment income (loss)	$(3,166,676)	$(3,331,018)
Realized gain from investments	7,276,566	4,423,031
Net change in unrealized appreciation/depreciation from investments and foreign currency translation	31,146,290	29,270,691
Net increase in Shareholders’ Capital from operations	35,256,180	30,362,704

Distributions to shareholders
Distributions	—	(9,591)
Net decrease in Shareholders’ Capital from distributions	—	(9,591)

Shareholders’ Capital Transactions
Proceeds from sale of Shares	77,017,500	59,792,500
Reinvestment of distributions	—	8,919
Net Increase in Shareholders’ Capital from capital transactions	77,017,500	59,801,419

Shareholders’ Capital
Beginning of period	135,520,930	45,366,398
End of period	$247,794,610	$135,520,930

Shares outstanding at beginning of period	9,256,913	4,304,938
Shares sold	4,940,833	4,951,185
Shares reinvested	—	790
Shares outstanding at end of period	14,197,746	9,256,913

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Cash Flows
For the Six-Months Ended September 30, 2021 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$35,256,180
Adjustments to reconcile net increase in Shareholders’ Capital from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(82,692,979)
Capital distributions received from Investment Funds	18,219,874
Net realized gain from investments in Investment Funds	(7,276,566)
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translation	(31,146,290)
Net cash paid for purchases, sales, and maturities of short-term investments	(9,810,886)
Changes in operating assets and liabilities:
(Increase) Decrease in investments in Investment Funds paid in advance	(435,112)
(Increase) Decrease in dividends receivable	(91)
(Increase) Decrease in due from adviser	76,608
Increase (Decrease) in investment advisory fees payable	354,361
Increase (Decrease) in administration & accounting fees payable	25,318
Increase (Decrease) in transfer agent fees payable	(4,081)
Increase (Decrease) in chief compliance officer & chief financial officer fees payable	11,667
Increase (Decrease) in professional fees payable	(45,645)
Increase (Decrease) in trustees fees payable	12,500
Increase (Decrease) in incentive fee payable	368,739
Increase (Decrease) in other accrued expenses	90,289
Net cash used in operating activities	(76,996,114)

Cash flows from financing activities
Proceeds from sale of shares	61,872,500
Distributions	—
Net cash provided by financing activities	61,872,500

Net change in cash	(15,123,614)

Cash at beginning of period	15,192,271

Cash at End of Period	$68,657

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Financial Highlights

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Period August 30, 2019 (Commencement of Operations) to March 31, 2020(1)
Net asset value per Share, beginning of period	$14.64		$10.54	$10.00
Net increase in Shareholders’ Capital from operations:
Net investment loss*	(0.27)		(0.48)	(0.02)
Net realized gain and change in unrealized appreciation	3.08		4.58	0.56
Net increase in Shareholders’ Capital from operations:	2.81		4.10	0.54
Distributions from net investment income	—		— **	—
Total distributions	—		— **	—

Net asset value per Share, end of period	$17.45		$14.64	$10.54

Total Return (1)	19.19	%(2)	38.90%	5.40	%(2)

Ratios/Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$247,795		$135,521	$45,366
Ratio of net investment income/(loss) to average Shareholders’ Capital (7)	(1.09	)%(3)	(3.65)%	0.35	%(3)
Ratio of gross expenses to average Shareholders’ Capital (4)(7)	4.14	%(3)	6.32%	5.65	%(3)
Ratio of net expenses to average Shareholders’ Capital (5)(6)(7)	4.14	%(3)	5.48%	2.82	%(3)
Portfolio Turnover	0.00	%(2)	0.00%	0.00	%(2)

*	Per share data is computed using the average shares method.

**	Amount represents less than $0.005 per share.

(1)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested distributions at net asset value per Share, if any.

(2)	Not annualized.

(3)	Annualized, except for incentive fees.

(4)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(5)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to the Financial Statements.

(6)	The incentive fee of $3,917,353, respectively, is exclusive of the 1.95% expense cap.

(7)	The income and expense ratios do not reflect the Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2021 (Unaudited)

1. Organization

FlowStone Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on May 23, 2018 and commenced operations on August 30, 2019. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. FlowStone Partners, LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, (the “Advisers Act”) serves as the Fund’s investment adviser (the “Adviser”).

The Fund’s primary investment objective is to generate appropriate risk-adjusted long-term returns by investing in a diversified portfolio of private equity investments. The Fund’s investments are expected to consist primarily of: (i) secondary investments in private equity funds managed by third-party managers; (ii) primary investments in private equity funds managed by third-party managers; and (iii) direct co-investments in the equity and/or debt of operating companies.

The Board of Trustees (the “Board”) of the Fund has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. Summary of Significant Accounting Policies

The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”).

A) Investment Transactions - Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Investment Funds are recorded at the time of the disposition of the respective investment based on specific identification. Short-term investment transactions are recorded on trade date.

B) Valuation of Investments - Pursuant to Fund’s valuation policies, the Board has delegated to the Adviser, the general responsibility for valuation of the investments subject to oversight by the Board. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material. In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by the Fund’s Valuation Committee, subject to Board approval.

Investments in open-end investment companies are valued at their reported NAV per share.

C) Use of Estimates - The preparation of the financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

D) Income Recognition and Expenses - Income is recognized on an accrual basis as earned. The Fund accounts for income from underlying Investment Fund distributions based on the nature of such distributions as determined by the underlying investment managers. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 7).

E) Foreign Currency Translation - The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the composite rate of exchange as reported at the end of each reporting period by third-party pricing sources. Purchases and sales of investments and income and expenses

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2021 (Continued)

denominated in currencies other than U.S. dollars are translated at the rates of exchange on the respective dates of such transactions. The resulting foreign exchange unrealized gain from such transactions is included in net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translation on the statement of operations.

3. Risk Associated with Investments in Investment Funds

A) Dependence on the Investment Fund Managers - Because the Fund invests in private equity funds (“Investment Funds”), a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Investment Fund Manager of each Investment Fund in direct proportion to the amount of Fund assets that are invested in each Investment Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Investment Funds invest and the financial condition and prospects of issuers in which the Investment Funds invest. The success of the Fund depends upon the ability of the Investment Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Investment Funds or the Investment Fund Managers, or the terms of any such investments. In addition, the Investment Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Investment Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

B) Investment Funds Not Registered - The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of directors, a majority of whose members are independent of management. However, most of the Investment Funds in which the Fund invests are not subject to the provisions of the Investment Company Act. Many Investment Fund Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Investment Funds managed by Investment Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act. The Investment Funds generally are exempted from regulation under the Investment Company Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in Investment Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

C) Maintenance of Security and Other Assets in The Custody of a Bank - The Investment Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Investment Funds in which the Fund invests may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Investment Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an Investment Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by an Investment Fund Manager to its own use. There can be no assurance that the Investment Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Investment Fund Managers will be protected.

D) Investment Funds are Generally Non-diversified - While there are no regulatory requirements that the investments of the Investment Funds be diversified, some Investment Funds may undertake to comply with certain investment concentration limits. Investment Funds may at certain times hold large positions in a relatively limited number of investments. Investment Funds may target or concentrate their investments in particular markets, sectors or industries. Those Investment Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Investment Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the NAV of the Fund.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2021 (Continued)

E) Investment Funds’ Securities are Generally Illiquid - The securities of the Investment Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Investment Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Investment Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Investment Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

F) Investment Fund Operations Not Transparent - The Adviser does not control the investments or operations of the Investment Funds. An Investment Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Investment Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for an Investment Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund Investments will not be fraudulent, inaccurate or incomplete.

G) Investments in Investment Funds of Foreign Investment Fund Managers - These investments may carry certain risks not ordinarily associated with investments in Investment Funds of domestic Investment Fund Managers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high valuation volatility.

4. Foreign Currency Risk

Although the Fund intends to invest predominantly in the United States, the Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments that are denominated against the U.S. Dollar may result in a decrease of the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

5. Capital Share Transactions

The offering of shares of beneficial interest in the Fund (the “Shares”) is registered under the Securities Act of 1933, as amended. The initial offering of Shares was made at the initial NAV per Share of $10.00 on August 30, 2019, and thereafter Shares have been and are expected to be offered quarterly at the NAV per Share as of the date such Shares are purchased.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Shares, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct tender offers of no more than 5% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the first anniversary of the Shareholder’s purchase of such Shares.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2021 (Continued)

6. Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

●	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

●	Level 3 - Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Valuation Committee. The Valuation Committee considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the GAAP fair value hierarchy.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2021:

Investments	Level 1	Level 2	Level 3	Total
Investment Funds	$—	$—	$9,255,738	$9,255,738
Short-Term Investments	61,860,863	—	—	61,860,863
NAV as a practical expedient	—	—	—	178,829,398
Total	$61,860,863	$—	$9,255,738	$249,945,999

The following is a reconciliation of Investment Funds in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2021	Transfers into Level 3	Transfers out of Level 3	Total realized gain/(loss)	Total unrealized appreciation/ (depreciation)	Purchases	Capital distributions	Balance as of September 30, 2021
$4,610,390	$1,977,708	$—	$271,664	$773,376	$1,919,317	$(296,717)	$9,255,738

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2021 (Continued)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021:

Investment Type	Fair Value September 30, 2021	Valuation Methodologies	Unobservable Input	Input Range
Investment Funds	$9,255,738	Adjusted reported net asset value	Reported net asset value with fair value adjustments	Not applicable

7. Investment Management Fee and Other Expenses

A) Investment Advisory Fee - The Fund has entered into an investment management fee agreement (the “Investment Management Fee”) with the Adviser. In consideration of services provided, the Fund pays the Adviser a quarterly Investment Management Fee equal to 1.25% on an annualized basis of the greater of (i) the Fund’s NAV and (ii) the Fund’s NAV less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. In no event will the Investment Management Fee payable by the Fund exceed 1.75% as a percentage of the Fund’s NAV. For purposes of determining the Investment Management Fee payable to the Adviser for any quarter, NAV is calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Adviser for that quarter. For the six-months ended September 30, 2021, the Fund incurred $1,415,963 in investment management fees.

In addition, at the end of each calendar quarter of the Fund, the Adviser will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For the six-months ended September 30, 2021, the Fund incurred $3,917,353 in incentive fees.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and the Incentive Fee) do not exceed 1.95% on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the Waiver, and (b) the expense limit in effect at the time of recoupment. The Expense Limitation Agreement also provides that, from the commencement of operations (August 30, 2019) through December 31, 2020, the Adviser agreed to waive fees payable to it by the Fund on assets held in cash or cash equivalents less the total amount of capital committed by the Fund and not yet drawn for investment. The Expense Limitation Agreement will continue until at least August 29, 2022, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.

At September 30, 2021, $1,029,338 is eligible for recoupment, of which $46,030 expires on September 30, 2022, 171,815 expires on December 31, 2022, $261,142 expires on March 31, 2023, $155,621 expires on June 30, 2023, $266,790 expires on September 30, 2023, $51,332 expires on December 31, 2023, and $76,608 expires on March 31, 2024.

B) Administration, Accounting, and Transfer Agent Fees - Pursuant to an agreement between the Fund and UMB Fund Services (the “Administrator”), the Administrator provides administration, fund accounting, and assists with compliance services to the Fund. The Fund pays the Administrator a basis point fee, subject to fee minimums, for various administration, fund accounting, and investor accounting and taxation services to the Fund, as well as certain out of pocket expenses.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2021 (Continued)

C) Distribution - Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Fund’s Shares on a best effort basis, subject to various conditions. The Distributor may retain additional unaffiliated broker-dealers to assist in the distribution of Fund shares.

D) Chief Compliance Officer and Chief Financial Officer Fees - Foreside Fund Officer Services, LLC provides chief compliance officer and chief financial officer services to the Fund under a Fund CCO Agreement and a Fund CFO Agreement.

E) Custodian Fees - UMB Bank N.A. serves as the custodian for the Fund’s assets and is responsible for maintaining custody of the Fund’s cash.

8. Federal Income Taxes

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted September 30 as its tax year end.

If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of September 30, 2021 for federal income tax purposes or in, the Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings may differ from the amounts reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences arising primarily from partnership investments.

At September 30, 2021, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$187,200,800
Gross Unrealized Appreciation	$68,449,821
Gross Unrealized Depreciation	(5,704,623)
Net Unrealized Appreciation/(Depreciation)	$62,745,198

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2021 (Continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the tax year ended September 30, 2020, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

Increase (Decrease)
Paid-In Capital	Total Distributable Earnings
$(1,490,248)	$1,490,248

As of September 30, 2020 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	—
Unrealized appreciation on investments	31,954,910
Total accumulated earnings/(deficit)	$31,954,910

The tax character of the distributions paid during the fiscal year ended September 30, 2020 and September 30, 2019 were as follows:

Distributions paid from:	2020	2019
Ordinary income	$9,591	$—
Net long term capital gains	—	—
Total distributions paid	$9,591	$—

9. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six-months ended September 30, 2021 were $82,692,979 and $0, respectively.

10. Indemnification

Under the Fund’s organizational documents, its officers and Board are indemnified against certain liabilities arising out of the performance of their services to the Fund. In addition, in the normal course of business, the Fund may enter into contracts and agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

11. Commitments

As of September 30, 2021, the Fund had outstanding investment commitments to Investment Funds totaling approximately $43,959,412.

12. Recent events impacting the securities markets

The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets and may adversely affect the Fund’s and Investment Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2021 (Continued)

cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

13. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the financial statements.

FlowStone Opportunity Fund

Other Information
September 30, 2021 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-888-799-0799 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov.

Tax Information

For the tax year ended September 30, 2021, 0% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.

For the tax year ended September 30, 2021, 0% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.

For the tax year ended September 30, 2021, the Fund designates $0 as long-term capital gain distributions.

FlowStone Opportunity Fund

Privacy Notice
September 30, 2021 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES FLOWSTONE OPPORTUNITY FUND (“FLOWSTONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and name

● Address, phone number and e-mail address

● Transactions and account balances

When you are no longer our customer, we may continue to share your information as described in this notice.

How?

All financial companies need to share personal information to run their everyday business. In the section below, we list the reasons financial companies can share their personal information; the reasons we choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does FlowStone share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	No
For non-affiliates to market to you	No	No

Questions?	Call 1-888-799-0799 or go to www.flowstonepartners.com

FlowStone Opportunity Fund

Privacy Notice
September 30, 2021 (Unaudited) (Continued)

Who We Are
Who is providing this notice?	FlowStone Opportunity Fund (“FlowStone”)
What We Do
How does FlowStone protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured fi les and buildings.

We restrict access to information about you to those employees we determine need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards to protect this information.

We continuously assess new technology for protecting information and upgrade our systems where appropriate.

How does FlowStone collect my personal information?	We collect your personal information, for example, when you establish your investment or give us contact information.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
For Other Important Information
For helpful information about identity theft, visit the Federal Trade Commission’s (FTC) consumer website at www.ftc.gov/idtheft.

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ITEM 1. REPORTS TO STOCKHOLDERS CONTINUED.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating committee. The nominating committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FlowStone Opportunity Fund

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Chief Financial Officer, Treasurer
(Principal Financial Officer)

Date	December 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Conners
Scott Conners, President
(Principal Executive Officer)

Date	December 8, 2021

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Chief Financial Officer, Treasurer
(Principal Financial Officer)

Date	December 8, 2021

*	Print the name and title of each signing officer under his or her signature.